Capital Stock (Valuation Assumptions Used For Equity Compensation) (Details)		1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 17, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Risk-free interest rates	0.39%	0.33%				2.21%
Expected volatility						101.77%
Dividend Yield	0.00%	0.00%				0.00%
Expected lives (years)	1 year	1 year				5 years
Employee Stock Option [Member]
Class of Warrant or Right [Line Items]
Risk-free interest rates				2.13%	1.74%
Expected volatility				105.39%	103.05%
Dividend Yield				0.00%	0.00%
Expected lives (years)				6 years	5 years
Warrant [Member]
Class of Warrant or Right [Line Items]
Risk-free interest rates			1.71%	1.60%	1.61%	1.42%
Expected volatility			97.46%	120.75%	110.62%	105.80%
Dividend Yield			0.00%	0.00%	0.00%	0.00%
Expected lives (years)			5 years	5 years	4 years	4 years